DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 9.1%
Alphabet, Inc., Class A*	9,183	$20,893,529
Alphabet, Inc., Class C*	8,483	19,347,857
AT&T, Inc.	217,578	4,632,236
Charter Communications, Inc., Class A*	3,667	1,858,912
Comcast Corp., Class A	137,830	6,103,112
Electronic Arts, Inc.	8,570	1,188,230
Interpublic Group of Cos., Inc.	11,998	386,696
Omnicom Group, Inc.	6,604	492,724
Take-Two Interactive Software, Inc.*	4,813	599,363
Twitter, Inc.*	24,524	971,150
Verizon Communications, Inc.	128,140	6,572,301
Walt Disney Co.*	55,505	6,129,972
Warner Bros Discovery, Inc.*	67,419	1,243,881

(Cost $77,219,580)		70,419,963

Consumer Discretionary - 9.1%
Amazon.com, Inc.*	13,363	32,127,191
Aptiv PLC*	8,352	887,317
Best Buy Co., Inc.	6,677	547,915
BorgWarner, Inc.	7,370	297,158
Caesars Entertainment, Inc.*	6,549	328,563
Darden Restaurants, Inc.	3,925	490,625
Dollar Tree, Inc.*	6,841	1,096,818
eBay, Inc.	19,091	929,159
Etsy, Inc.*	3,935	319,207
Expedia Group, Inc.*	4,608	595,953
Ford Motor Co.	119,942	1,640,807
General Motors Co.*	44,281	1,712,789
Hasbro, Inc.	3,992	358,282
Hilton Worldwide Holdings, Inc.	8,505	1,198,014
Las Vegas Sands Corp.*	10,154	360,061
Lowe’s Cos., Inc.	20,537	4,010,876
Marriott International, Inc., Class A	8,411	1,443,159
McDonald’s Corp.	22,780	5,745,344
MGM Resorts International	11,251	393,447
Mohawk Industries, Inc.*	1,703	240,906
Newell Brands, Inc.	11,599	248,683
NIKE, Inc., Class B	38,917	4,625,285
PulteGroup, Inc.	7,586	343,342
PVH Corp.	2,103	149,040
Ralph Lauren Corp.	1,435	145,064
Royal Caribbean Cruises Ltd.*	6,724	390,463
Starbucks Corp.	35,063	2,752,446
Tapestry, Inc.	8,070	278,415
Target Corp.	14,616	2,366,038
TJX Cos., Inc.	36,353	2,310,960
VF Corp.	9,820	495,517
Whirlpool Corp.	1,805	332,553
Yum! Brands, Inc.	8,905	1,081,690

(Cost $83,881,493)		70,243,087

Consumer Staples - 6.6%
Archer-Daniels-Midland Co.	17,067	1,550,025
Brown-Forman Corp., Class B	5,652	373,710
Campbell Soup Co.	6,182	296,180
Coca-Cola Co.	118,421	7,505,523
Colgate-Palmolive Co.	25,629	2,019,822
Conagra Brands, Inc.	14,546	478,418
Constellation Brands, Inc., Class A	4,999	1,227,105
Estee Lauder Cos., Inc., Class A	7,131	1,815,909
General Mills, Inc.	18,404	1,285,519
Hershey Co.	4,419	935,546
Hormel Foods Corp.	8,435	410,531
J M Smucker Co.	3,344	419,237
Kellogg Co.	7,666	534,627
Kraft Heinz Co.	21,863	827,077
Kroger Co.	20,397	1,080,429
McCormick & Co., Inc.	7,632	707,639
Molson Coors Beverage Co., Class B	5,802	323,984
Mondelez International, Inc., Class A	42,244	2,685,029
PepsiCo, Inc.	42,128	7,066,972
Procter & Gamble Co.	73,064	10,804,704
Sysco Corp.	15,466	1,301,928
Tyson Foods, Inc., Class A	8,964	803,264
Walgreens Boots Alliance, Inc.	21,947	961,937
Walmart, Inc.	43,103	5,544,339

(Cost $48,333,548)		50,959,454

Energy - 5.1%
APA Corp.	11,200	526,512
Baker Hughes Co.	27,773	999,272
ConocoPhillips	39,799	4,471,816
Devon Energy Corp.	19,067	1,428,118
EOG Resources, Inc.	17,948	2,458,158
Exxon Mobil Corp.	129,125	12,396,000
Halliburton Co.	27,251	1,103,665
Hess Corp.	8,374	1,030,588
Kinder Morgan, Inc.	59,468	1,170,925
Marathon Oil Corp.	23,858	749,857
Marathon Petroleum Corp.	17,664	1,798,019
Occidental Petroleum Corp.	26,918	1,865,687
ONEOK, Inc.	13,462	886,473
Phillips 66	14,339	1,445,515
Pioneer Natural Resources Co.	6,951	1,931,961
Schlumberger N.V.	42,852	1,969,478
Valero Energy Corp.	12,542	1,625,443
Williams Cos., Inc.	37,272	1,381,300

(Cost $26,553,096)		39,238,787

Financials - 11.1%
Aflac, Inc.	18,497	1,120,363
Allstate Corp.	8,511	1,163,369
American Express Co.	18,758	3,166,726
American International Group, Inc.	25,476	1,494,932
Ameriprise Financial, Inc.	3,398	938,765

Assurant, Inc.	1,743	307,971
Bank of America Corp.	216,588	8,057,074
Bank of New York Mellon Corp.	22,592	1,053,013
BlackRock, Inc.	4,352	2,911,836
Capital One Financial Corp.	12,622	1,613,849
Cboe Global Markets, Inc.	3,223	361,975
Charles Schwab Corp.	45,831	3,212,753
Chubb Ltd.	13,130	2,774,238
Cincinnati Financial Corp.	4,596	587,645
Citigroup, Inc.	60,411	3,226,552
CME Group, Inc.	11,039	2,194,884
Comerica, Inc.	3,923	326,433
Discover Financial Services	8,888	1,008,699
FactSet Research Systems, Inc.	1,162	443,628
Fifth Third Bancorp	21,083	831,303
Franklin Resources, Inc.	8,512	230,505
Globe Life, Inc.	2,753	268,610
Goldman Sachs Group, Inc.	10,387	3,394,991
Hartford Financial Services Group, Inc.	10,319	748,231
Intercontinental Exchange, Inc.	17,237	1,764,896
Invesco Ltd.	10,521	203,476
JPMorgan Chase & Co.	90,202	11,927,410
KeyCorp	28,193	562,732
Lincoln National Corp.	5,054	292,778
MarketAxess Holdings, Inc.	1,151	324,214
Marsh & McLennan Cos., Inc.	15,411	2,464,989
MetLife, Inc.	21,311	1,436,148
Moody’s Corp.	4,948	1,492,168
Morgan Stanley	43,215	3,722,540
MSCI, Inc.	2,471	1,093,047
Nasdaq, Inc.	3,511	545,118
Northern Trust Corp.	6,349	709,501
PNC Financial Services Group, Inc.	12,782	2,242,091
Principal Financial Group, Inc.	7,639	557,112
Prudential Financial, Inc.	11,429	1,214,331
Raymond James Financial, Inc.	5,594	550,953
Regions Financial Corp.	29,423	649,954
S&P Global, Inc.	10,788	3,770,190
State Street Corp.	11,205	812,250
Synchrony Financial	15,848	587,010
T. Rowe Price Group, Inc.	7,025	892,807
Travelers Cos., Inc.	7,342	1,314,512
Truist Financial Corp.	40,930	2,035,858
US Bancorp	41,410	2,197,629
W.R. Berkley Corp.	6,421	456,726
Willis Towers Watson PLC	3,742	789,824

(Cost $85,489,991)		86,048,609

Health Care - 15.3%
Abbott Laboratories	53,889	6,329,802
AbbVie, Inc.	53,912	7,945,011
Agilent Technologies, Inc.	9,158	1,168,194
AmerisourceBergen Corp.	4,634	717,297
Amgen, Inc.	17,193	4,414,131
Anthem, Inc.	7,400	3,771,114
Baxter International, Inc.	15,538	1,181,665
Becton Dickinson and Co.	8,672	2,218,298
Biogen, Inc.*	4,443	888,600
Bio-Rad Laboratories, Inc., Class A*	632	339,883
Boston Scientific Corp.*	43,393	1,779,547
Bristol-Myers Squibb Co.	66,459	5,014,332
Cardinal Health, Inc.	8,436	475,116
Catalent, Inc.*	5,496	566,418
Centene Corp.*	17,897	1,457,532
Charles River Laboratories International, Inc.*	1,560	365,165
Cigna Corp.	9,846	2,641,583
CVS Health Corp.	40,013	3,871,258
DaVita, Inc.*	1,863	181,624
Edwards Lifesciences Corp.*	19,169	1,933,194
Eli Lilly & Co.	24,234	7,595,905
Gilead Sciences, Inc.	38,220	2,478,567
Henry Schein, Inc.*	4,113	352,237
Hologic, Inc.*	7,619	573,482
Humana, Inc.	3,925	1,782,853
IDEXX Laboratories, Inc.*	2,590	1,014,296
Illumina, Inc.*	4,755	1,138,727
Laboratory Corp. of America Holdings	2,796	689,829
McKesson Corp.	4,581	1,505,729
Medtronic PLC	40,980	4,104,147
Merck & Co., Inc.	77,011	7,087,322
Mettler-Toledo International, Inc.*	691	888,709
Moderna, Inc.*	10,819	1,572,325
Organon & Co.	7,874	298,897
PerkinElmer, Inc.	3,913	585,659
Pfizer, Inc.	171,156	9,078,114
Quest Diagnostics, Inc.	3,716	524,030
Regeneron Pharmaceuticals, Inc.*	3,278	2,179,018
Thermo Fisher Scientific, Inc.	12,014	6,818,786
UnitedHealth Group, Inc.	28,748	14,281,431
Vertex Pharmaceuticals, Inc.*	7,756	2,083,649
Viatris, Inc.	36,936	453,205
Waters Corp.*	1,838	602,772
West Pharmaceutical Services, Inc.	2,279	707,356
Zoetis, Inc.	14,509	2,480,023

(Cost $105,701,341)		118,136,832

Industrials - 6.1%
American Airlines Group, Inc.*(a)	19,958	356,649
Carrier Global Corp.	26,232	1,031,180
Caterpillar, Inc.	16,489	3,559,151
Cintas Corp.	2,682	1,068,321
CSX Corp.	67,610	2,149,322
Cummins, Inc.	4,353	910,299
Deere & Co.	8,542	3,056,157
Dover Corp.	4,375	585,856

Eaton Corp. PLC	12,175	1,687,455
Emerson Electric Co.	18,124	1,606,874
Fastenal Co.	17,537	939,282
FedEx Corp.	7,426	1,667,731
Fortive Corp.	10,732	662,916
Generac Holdings, Inc.*	1,927	476,123
General Electric Co.	33,516	2,623,968
IDEX Corp.	2,266	434,052
Illinois Tool Works, Inc.	8,743	1,819,156
Ingersoll Rand, Inc.	12,438	586,452
JB Hunt Transport Services, Inc.	2,580	445,256
Johnson Controls International PLC	21,380	1,165,424
Nielsen Holdings PLC	10,635	271,831
Nordson Corp.	1,681	366,256
Otis Worldwide Corp.	13,047	970,697
PACCAR, Inc.	10,473	909,475
Parker-Hannifin Corp.	3,929	1,069,356
Pentair PLC	5,000	250,850
Republic Services, Inc.	6,303	843,594
Robert Half International, Inc.	3,343	301,371
Rockwell Automation, Inc.	3,510	748,332
Snap-on, Inc.	1,594	353,677
Stanley Black & Decker, Inc.	4,915	583,361
Trane Technologies PLC	7,251	1,001,073
Union Pacific Corp.	19,418	4,267,688
United Parcel Service, Inc., Class B	22,221	4,049,777
United Rentals, Inc.*	2,227	664,047
Verisk Analytics, Inc.	4,891	855,534
Waste Management, Inc.	11,763	1,864,553
Westinghouse Air Brake Technologies Corp.	5,798	547,679
Xylem, Inc.	5,418	456,466

(Cost $47,479,761)		47,207,241

Information Technology - 30.1%
Adobe, Inc.*	14,377	5,987,733
Advanced Micro Devices, Inc.*	49,865	5,079,249
ANSYS, Inc.*	2,677	696,984
Apple, Inc.	473,241	70,437,190
Applied Materials, Inc.	27,081	3,176,330
Arista Networks, Inc.*	6,811	696,629
Autodesk, Inc.*	6,734	1,398,988
CDW Corp.	4,162	706,957
Cisco Systems, Inc.	128,608	5,793,790
Corning, Inc.	22,773	815,729
Hewlett Packard Enterprise Co.	39,978	623,657
HP, Inc.	32,948	1,279,700
Intel Corp.	124,151	5,514,787
Intuit, Inc.	8,628	3,575,961
IPG Photonics Corp.*	1,102	116,250
Juniper Networks, Inc.	9,891	303,456
Keysight Technologies, Inc.*	5,595	814,632
Lam Research Corp.	4,256	2,213,248
Mastercard, Inc., Class A	26,325	9,420,928
Micron Technology, Inc.	34,297	2,532,490
Microsoft Corp.	228,843	62,215,546
Motorola Solutions, Inc.	5,161	1,134,078
NortonLifeLock, Inc.	17,501	425,974
NVIDIA Corp.	76,241	14,235,720
Oracle Corp.	48,051	3,455,828
QUALCOMM, Inc.	34,366	4,921,899
Roper Technologies, Inc.	3,208	1,419,348
Salesforce, Inc.*	30,053	4,815,693
Seagate Technology Holdings PLC	6,148	520,551
TE Connectivity Ltd.	9,930	1,284,843
Texas Instruments, Inc.	28,154	4,976,501
Trimble, Inc.*	7,660	521,263
Tyler Technologies, Inc.*	1,257	447,266
Visa, Inc., Class A (a)	50,568	10,729,013
Zebra Technologies Corp., Class A*	1,615	546,177

(Cost $230,428,487)		232,834,388

Materials - 2.8%
Air Products and Chemicals, Inc.	6,770	1,666,503
Albemarle Corp.	3,565	928,397
Amcor PLC	46,702	611,796
Ball Corp.	10,114	716,981
CF Industries Holdings, Inc.	6,449	636,968
Corteva, Inc.	22,170	1,388,285
Dow, Inc.	22,449	1,526,083
Ecolab, Inc.	7,601	1,245,880
FMC Corp.	3,861	473,281
Freeport-McMoRan, Inc.	44,821	1,751,605
International Flavors & Fragrances, Inc.	7,720	1,020,352
International Paper Co.	11,677	565,751
Linde PLC	15,619	5,071,177
LyondellBasell Industries NV, Class A	7,948	908,059
Mosaic Co.	11,407	714,649
Newmont Corp.	24,308	1,649,298
PPG Industries, Inc.	7,222	913,511
Westrock Co.	8,079	391,751

(Cost $20,411,789)		22,180,327

Real Estate - 2.8%
Alexandria Real Estate Equities, Inc. REIT	4,477	742,958
American Tower Corp. REIT	13,892	3,558,158
AvalonBay Communities, Inc. REIT	4,251	884,038
Boston Properties, Inc. REIT	4,275	475,294
CBRE Group, Inc., Class A*	10,182	843,477
Digital Realty Trust, Inc. REIT	8,657	1,208,431
Equinix, Inc. REIT	2,763	1,898,430
Equity Residential REIT	10,571	812,170
Essex Property Trust, Inc. REIT	1,982	562,591
Extra Space Storage, Inc. REIT	4,033	718,681
Federal Realty Investment Trust REIT	2,174	249,945
Healthpeak Properties, Inc. REIT	16,260	482,759
Host Hotels & Resorts, Inc. REIT	21,791	435,602
Iron Mountain, Inc. REIT	8,918	480,680

Kimco Realty Corp. REIT	18,384	434,782
Prologis, Inc. REIT	22,575	2,877,861
Regency Centers Corp. REIT	4,570	311,720
Simon Property Group, Inc. REIT	10,030	1,149,939
UDR, Inc. REIT	9,194	439,473
Ventas, Inc. REIT	12,068	684,738
Vornado Realty Trust REIT	4,893	171,059
Welltower, Inc. REIT	13,398	1,193,628
Weyerhaeuser Co. REIT	22,659	895,484

(Cost $21,585,635)		21,511,898

Utilities - 1.7%
American Water Works Co., Inc.	5,620	850,025
Consolidated Edison, Inc.	10,814	1,073,398
Edison International	11,611	811,725
Entergy Corp.	6,152	740,209
Eversource Energy	10,568	975,638
Exelon Corp.	30,181	1,483,396
NextEra Energy, Inc.	59,776	4,524,445
Public Service Enterprise Group, Inc.	15,514	1,063,330
Sempra Energy	9,832	1,611,071

(Cost $12,021,046)		13,133,237

TOTAL COMMON STOCKS
(Cost $759,105,767)		771,913,823

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $648,259)	648,259	648,259

TOTAL INVESTMENTS - 99.9%
(Cost $759,754,026)		$772,562,082
Other assets and liabilities, net - 0.1%		1,057,800

NET ASSETS - 100.0%		$773,619,882

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
107,727	—	(107,727) (d)	—	—	17	—	—	—
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
1,353,973	11,452,941	(12,158,655)	—	—	788	—	648,259	648,259

1,461,700	11,452,941	(12,266,382)	—	—	805	—	648,259	648,259

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $10,499,294, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,749,608.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

REIT:	Real Estate Investment Trust

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
E-Mini S&P 500 ESG Futures	USD	7	$1,219,210	$1,263,220	6/17/2022	$44,010
S&P 500 E-Mini Futures	USD	1	207,163	206,563	6/17/2022	(600)

Total net unrealized appreciation						$43,410

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$771,913,823	$—	$—	$771,913,823
Short-Term Investments (a)	648,259	—	—	648,259
Derivatives (b)
Futures Contracts	44,010	—	—	44,010

TOTAL	$772,606,092	$—	$—	$772,606,092

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(600)	$—	$—	$(600)

TOTAL	$(600)	$—	$—	$(600)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SNPE-PH3

R-089711-1 (5/24) DBX005195 (5/24)